Taxation (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION [Abstract]
Components of income before income taxes

	Year ended December 31,
	2017	2018	2019
Income /(loss) before income tax expense
Income /(loss) from China operations	$(55,874)	$(2,865)	$(4,390)
Income /(loss) from non-China operations	(120,962)	(33,092)	26,173

Total income /(loss) before income tax expense	$(176,836)	$(35,957)	$21,783

Income tax expense applicable to China operations
Current tax	$56,938	$15,040	$14,510
Deferred tax	343	49,598	8,455

Subtotal income tax expense applicable to China operations	57,281	64,638	22,965
Non-China income tax expense/(benefit)	214,737	(78,540)	7,887
Non-China withholding tax expense	618	469	324

Total income tax expense	$272,636	$(13,433)	$31,176

Combined effects of the income tax exemption and reduction available

	Year Ended December 31,
	2017	2018	2019
Tax holiday effect	$17,736	$28,385	$10,110
Basic net income per share effect	0.46	0.73	0.26

Reconciliation between the U.S. federal statutory rate and the Group's effective tax rate

	Year Ended December 31,
	2017	2018	2019
Statutory Rate:	35%	25%	25%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs (1)	10%	79%	(46%)
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs	(14%)	(6%)	(12%)
Effect of withholding taxes (2)	(2%)	(147%)	40%
Changes in valuation allowance for deferred tax assets	(56%)	(128%)	260%
Research and development super-deduction	9%	66%	(142%)
Others	(13%)	(55%)	(17%)

	(31%)	(166%)	108%

Note (1): The reversal of income tax for preferential income tax rates that Changyou’s and Sogou’s subsidiaries and VIEs were entitled to as KNSEs or Software Enterprises for 2017, 2018 and 2019 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.

Note (2): The change was mainly due to additional income withholding tax of $47 million that was recognized in the first quarter of 2018 due to a revised policy for Changyou’s PRC subsidiaries with respect to their distribution of cash dividends. The revised policy was adopted to facilitate the distribution of a special cash dividend in the aggregate amount of approximately $500.0 million that was declared by Changyou’s Board of Directors on April 5, 2018.

Deferred tax assets and liabilities

	As of December 31,
	2018	2019
Deferred tax assets:
Net operating loss from operations	$257,955	$290,266
Accrued bonus and commissions	26,704	25,457
Provision for inventory and doubtful receivables	3,931	7,517
Intangible assets transfer	1,524	916
Others	9,250	18,132

Total deferred tax assets	299,364	342,288
Less: Valuation allowance	(272,008)	(311,813)

Net deferred tax assets	$27,356	$30,475

Deferred tax liabilities
Withholding tax for Dividend	$(79,824)	$(86,834)
Intangible assets from business acquisitions	(1,087)	0
Others	(4,353)	(9,070)

Total deferred tax liabilities	$(85,264)	$(95,904)

Movement of the valuation allowance

	For the Year Ended December 31,
	2017	2018	2019
Beginning balance	$214,531	250,096	272,008
Provision for the year	56,259	41,405	52,939
Reversal for the year	(33,392)	(7,726)	(8,650)
Foreign currency translation adjustment	12,698	(11,767)	(4,484)

Ending balance	$250,096	272,008	311,813

Uncertain tax positions

	As of December 31,
	2017	2018	2019
Beginning balance	$32,682	$31,138	$174,363
Increases /(decreases) related to prior year tax positions	(1,544)	(1,190)	7,300
Increases related to current year tax positions	0	144,415	0

Ending balance	$31,138	$174,363	$181,663